Simpson Thacher & Bartlett LLP

425 lexington avenue new york, ny 10017-3954

telephone: +1-212-455-2000 facsimile: +1-212-455-2502
Direct Dial Number +1-212-455-7026	E-mail Address Bissie.Bonner@stblaw.com

VIA EDGAR

December 3, 2025
Re:	Credit Suisse Commodity Strategy Funds Securities Act File No. 333-116212 Investment Company Act File No. 811-21589 Post-Effective Amendment No. 55

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Credit Suisse Commodity Strategy Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 55 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in connection with a proposed change in the investment adviser to Credit Suisse Commodity Return Strategy Fund, a series of the Trust, as explained in further detail in the Explanatory Note included in the Amendment. It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act on February 1, 2026.

Should members of the staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 455-7026.

Very truly yours,
Bissie K. Bonner

cc:	Lou Anne McInnis, Esq., UBS Asset Management (Americas) LLC

Karen Regan, UBS Asset Management (Americas) LLC

Justin L. Browder, Esq., Simpson Thacher & Bartlett LLP

Stephanie Chaung, Esq., Simpson Thacher & Bartlett LLP

Spencer D. Lininger, Esq., Simpson Thacher & Bartlett LLP

Neekta Eftekharzadeh, Esq., Simpson Thacher & Bartlett LLP

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